Statements of Financial Position and Equity Movement of the Company (Reserve Movement) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Balance at 1 January	¥ 19,418,325
Appropriation of safety production fund	0	¥ 0	¥ 0
Total comprehensive income for the year	(2,664,552)	2,218,404	644,886
Dividends declared and approved in respect of previous year	1,082,381	1,082,381
Purchase of treasury shares	25,689
Balance at 31 December	15,403,868	19,418,325
Legal surplus [member]
Balance at 1 January	6,571,284	4,072,476
Appropriation of safety production fund	0	0
Amounts transferred from hedging reserve to initial carrying amount of hedged items	0	0
Dividends declared and approved in respect of previous year	0	0
Transfer to legal surplus		2,498,808
Purchase of treasury shares	0
Balance at 31 December	6,571,284	6,571,284	4,072,476
Capital surplus [member]
Balance at 1 January	13,739	13,739
Appropriation of safety production fund	0	0
Amounts transferred from hedging reserve to initial carrying amount of hedged items	0	0
Dividends declared and approved in respect of previous year	0	0
Transfer to legal surplus		0
Purchase of treasury shares	0
Balance at 31 December	13,739	13,739	13,739
Surplus reserve [member]
Balance at 1 January	101,355	101,355
Appropriation of safety production fund	0	0
Amounts transferred from hedging reserve to initial carrying amount of hedged items	0	0
Dividends declared and approved in respect of previous year	0	0
Transfer to legal surplus		0
Purchase of treasury shares	0
Balance at 31 December	101,355	101,355	101,355
Other reserve [member]
Balance at 1 January	22,965	6,326
Appropriation of safety production fund	0	0
Amounts transferred from hedging reserve to initial carrying amount of hedged items	0	0
Dividends declared and approved in respect of previous year	0	0
Transfer to legal surplus		0
Purchase of treasury shares	0
Balance at 31 December	(806)	22,965	6,326
Hedging reserve [member]
Balance at 1 January	36,460	0
Appropriation of safety production fund	0	0
Amounts transferred from hedging reserve to initial carrying amount of hedged items	(237,979)	(88,699)
Dividends declared and approved in respect of previous year	0	0
Transfer to legal surplus		0
Purchase of treasury shares	0
Balance at 31 December	0	36,460	0
Share premium [member]
Balance at 1 January	106,846	106,846
Appropriation of safety production fund	0	0
Amounts transferred from hedging reserve to initial carrying amount of hedged items	0	0
Dividends declared and approved in respect of previous year	0	0
Transfer to legal surplus		0
Purchase of treasury shares	0
Balance at 31 December	106,846	106,846	106,846
Safety production fund [member]
Balance at 1 January	186,326	145,597
Appropriation of safety production fund	54,092	40,729
Amounts transferred from hedging reserve to initial carrying amount of hedged items	0	0
Dividends declared and approved in respect of previous year	0	0
Transfer to legal surplus		0
Purchase of treasury shares	0
Balance at 31 December	240,418	186,326	145,597
Treasury reserve [member]
Balance at 1 January	0	0
Appropriation of safety production fund	0	0
Amounts transferred from hedging reserve to initial carrying amount of hedged items	0	0
Dividends declared and approved in respect of previous year	0	0
Transfer to legal surplus		0
Purchase of treasury shares	(25,689)
Balance at 31 December	(25,689)	0	0
Retained earnings [member]
Balance at 1 January	12,379,350	13,927,837
Appropriation of safety production fund	(54,092)	(40,729)	(88,460)
Total comprehensive income for the year	(2,846,156)	2,073,431	645,072
Amounts transferred from hedging reserve to initial carrying amount of hedged items	0	0
Dividends declared and approved in respect of previous year	(1,082,381)	(1,082,381)
Transfer to legal surplus		(2,498,808)
Purchase of treasury shares	0
Balance at 31 December	8,396,721	12,379,350	13,927,837
Total [member]
Balance at 1 January	19,418,325	18,374,176
Appropriation of safety production fund	0	0
Amounts transferred from hedging reserve to initial carrying amount of hedged items	(237,979)	(88,699)
Dividends declared and approved in respect of previous year	(1,082,381)	(1,082,381)
Transfer to legal surplus		0
Purchase of treasury shares	(25,689)
Balance at 31 December	15,403,868	19,418,325	18,374,176
The Company [member]
Balance at 1 January	18,726,679
Balance at 31 December	14,764,816	18,726,679
The Company [member] | Share capital [member]
Balance at 1 January	10,823,814	10,823,814
Appropriation of safety production fund	0	0
Total comprehensive income for the year	0	0
Amounts transferred from hedging reserve to initial carrying amount of hedged items	0	0
Dividends declared and approved in respect of previous year	0	0
Transfer to legal surplus		0
Purchase of treasury shares	0
Balance at 31 December	10,823,814	10,823,814	10,823,814
The Company [member] | Legal surplus [member]
Balance at 1 January	6,571,284	4,072,476
Appropriation of safety production fund	0	0
Total comprehensive income for the year	0	0
Amounts transferred from hedging reserve to initial carrying amount of hedged items	0	0
Dividends declared and approved in respect of previous year	0	0
Transfer to legal surplus		2,498,808
Purchase of treasury shares	0
Balance at 31 December	6,571,284	6,571,284	4,072,476
The Company [member] | Capital surplus [member]
Balance at 1 January	4,180	4,180
Appropriation of safety production fund	0	0
Total comprehensive income for the year	0	0
Amounts transferred from hedging reserve to initial carrying amount of hedged items	0	0
Dividends declared and approved in respect of previous year	0	0
Transfer to legal surplus		0
Purchase of treasury shares	0
Balance at 31 December	4,180	4,180	4,180
The Company [member] | Surplus reserve [member]
Balance at 1 January	101,355	101,355
Appropriation of safety production fund	0	0
Total comprehensive income for the year	0	0
Amounts transferred from hedging reserve to initial carrying amount of hedged items	0	0
Dividends declared and approved in respect of previous year	0	0
Transfer to legal surplus		0
Purchase of treasury shares	0
Balance at 31 December	101,355	101,355	101,355
The Company [member] | Other reserve [member]
Balance at 1 January	22,965	6,326
Appropriation of safety production fund	0	0
Total comprehensive income for the year	(23,771)	16,639
Amounts transferred from hedging reserve to initial carrying amount of hedged items	0	0
Dividends declared and approved in respect of previous year	0	0
Transfer to legal surplus		0
Purchase of treasury shares	0
Balance at 31 December	(806)	22,965	6,326
The Company [member] | Hedging reserve [member]
Balance at 1 January	36,460	0
Appropriation of safety production fund	0	0
Total comprehensive income for the year	201,519	125,159
Amounts transferred from hedging reserve to initial carrying amount of hedged items	(237,979)	(88,699)
Dividends declared and approved in respect of previous year	0	0
Transfer to legal surplus		0
Purchase of treasury shares	0
Balance at 31 December	0	36,460	0
The Company [member] | Share premium [member]
Balance at 1 January	106,846	106,846
Appropriation of safety production fund	0	0
Total comprehensive income for the year	0	0
Amounts transferred from hedging reserve to initial carrying amount of hedged items	0	0
Dividends declared and approved in respect of previous year	0	0
Transfer to legal surplus		0
Purchase of treasury shares	0
Balance at 31 December	106,846	106,846	106,846
The Company [member] | Safety production fund [member]
Balance at 1 January	177,907	145,597
Appropriation of safety production fund	61,782	32,310
Total comprehensive income for the year	0	0
Amounts transferred from hedging reserve to initial carrying amount of hedged items	0	0
Dividends declared and approved in respect of previous year	0	0
Transfer to legal surplus		0
Purchase of treasury shares	0
Balance at 31 December	239,689	177,907	145,597
The Company [member] | Treasury reserve [member]
Balance at 1 January	0	0
Appropriation of safety production fund	0	0
Total comprehensive income for the year	0	0
Amounts transferred from hedging reserve to initial carrying amount of hedged items	0	0
Dividends declared and approved in respect of previous year	0	0
Transfer to legal surplus		0
Purchase of treasury shares	(25,689)
Balance at 31 December	(25,689)	0	0
The Company [member] | Retained earnings [member]
Balance at 1 January	11,705,682	13,260,897
Appropriation of safety production fund	(61,782)	(32,310)
Total comprehensive income for the year	(2,793,562)	2,058,284
Amounts transferred from hedging reserve to initial carrying amount of hedged items	0	0
Dividends declared and approved in respect of previous year	(1,082,381)	(1,082,381)
Transfer to legal surplus		(2,498,808)
Purchase of treasury shares	0
Balance at 31 December	7,767,957	11,705,682	13,260,897
The Company [member] | Total [member]
Balance at 1 January	29,550,493	28,521,491
Appropriation of safety production fund	0	0
Total comprehensive income for the year	(2,615,814)	2,200,082
Amounts transferred from hedging reserve to initial carrying amount of hedged items	(237,979)	(88,699)
Dividends declared and approved in respect of previous year	(1,082,381)	(1,082,381)
Transfer to legal surplus		0
Purchase of treasury shares	(25,689)
Balance at 31 December	¥ 25,588,630	¥ 29,550,493	¥ 28,521,491